UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21485

Cohen & Steers Select Utility Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments

COHEN & STEERS SELECT UTILITY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value
COMMON STOCK 122.9%
CONSUMER DISCRETIONARY—CABLE & SATELITE 0.8%
Eutelsat Communications (France)(a)	143,000	$4,346,307
SES SA (Luxembourg)	55,000	1,247,505
		5,593,812
ENERGY—OIL & GAS STORAGE & TRANSPORTATION 13.6%
DCP Midstream Partners LP(b)	65,733	1,633,465
Enbridge Energy Partners LP(b)	56,337	2,538,545
Energy Transfer Equity LP(b)	95,000	2,660,000
Energy Transfer Partners LP(b)	195,667	8,325,631
Enterprise GP Holdings LP(b)	87,000	2,573,460
Enterprise Products Partners LP(b)	291,500	8,255,280
Kinder Morgan Energy Partners LP(b),(c)	224,400	12,122,088
Magellan Midstream Partners LP(b),(c)	110,000	4,136,000
MarkWest Energy Partners LP(b)	255,600	6,039,828
Spectra Energy Corp.(b),(c)	841,808	15,943,844
TransCanada Corp.	206,000	6,420,604
Williams Cos. (The)(b)	748,750	13,380,162
Williams Partners LP(b)	319,700	7,445,813
		91,474,720
INDUSTRIALS 1.5%
HIGHWAYS & RAILTRACKS 1.3%
Anhui Expressway Co. (Hong Kong)	4,681,000	2,772,342
Cia de Concessoes Rodoviarias (Brazil)	339,527	5,808,909
		8,581,251
CONSTRUCTION & ENGINEERING 0.2%
Great Lakes Dredge & Dock Corp.	233,473	1,629,642
TOTAL INDUSTRIALS		10,210,893

TELECOMMUNICATIONS SERVICES 4.0%
ALTERNATIVE CARRIERS 0.6%
Inmarsat PLC (United Kingdom)	457,000	4,027,909

	Number of Shares	Value
INTEGRATED TELECOMMUNICATIONS SERVICES 1.3%
AT&T(c)	330,000	$8,913,300

WIRELESS TELECOMMUNICATIONS SERVICES 2.1%
American Tower Corp.(a)	256,000	9,318,400
SBA Communications Corp.(a)	174,000	4,703,220
		14,021,620
TOTAL TELECOMMUNICATIONS SERVICES		26,962,829

UTILITIES 103.0%
ELECTRIC UTILITIES 67.5%
Allegheny Energy	119,500	3,169,140
American Electric Power Co.(b)	836,316	25,917,433
Cheung Kong Infrastructure Holdings Ltd.(Hong Kong)	747,000	2,679,544
Cia de Transmissao de Energia Eletrica Paulista (Brazil)	84,560	2,374,610
Cleco Corp.(b)	173,000	4,338,840
DPL(b),(c)	541,200	14,125,320
Duke Energy Corp.(b),(c),(d)	3,168,784	49,876,660
E.ON AG (ADR) (Germany)(b)	185,116	7,876,686
E.ON AG (Germany)	128,000	5,428,205
Electricite de France (France)	294,700	17,482,832
Eletropaulo Metropolitana SA (Brazil)	4	82
Enel S.p.A. (Italy)	1,287,440	8,171,737
Entergy Corp.(b),(c)	590,830	47,183,684
Exelon Corp.(b),(c),(d),(e)	880,972	43,713,831
FirstEnergy Corp.(b),(c)	575,718	26,321,827
Fortum Oyj (Finland)	98,000	2,512,512
FPL Group(b),(c)	781,542	43,164,565
Great Plains Energy(b)	129,697	2,328,061
ITC Holdings Corp.(b)	179,826	8,173,092
Northeast Utilities(b)	688,966	16,356,053
NV Energy(b),(c)	1,784,913	20,687,142
Pepco Holdings(b)	570,013	8,481,793
Pinnacle West Capital Corp.(b)	89,238	2,928,791
PPL Corp.(b),(c)	607,300	18,425,482

	Number of Shares	Value
Progress Energy(b)	410,121	$16,019,326
Scottish and Southern Energy PLC (United Kingdom)	232,930	4,366,579
Southern Co.(b)	1,582,666	50,123,032
Westar Energy(b)	160,000	3,121,600
		455,348,459
GAS UTILITIES 4.9%
EQT Corp.(b),(c)	373,083	15,893,336
Questar Corp.(b)	307,408	11,546,244
Snam Rete Gas S.p.A. (Italy)	1,185,000	5,765,778
		33,205,358
MULTI UTILITIES 29.7%
Alliant Energy Corp.	152,400	4,244,340
CenterPoint Energy(b),(c)	895,402	11,129,847
CMS Energy Corp.(b),(c)	1,033,506	13,848,980
Consolidated Edison(b)	160,198	6,558,506
Dominion Resources(b)	450,200	15,531,900
DTE Energy Co.(b)	54,000	1,897,560
GDF Suez (France)	259,486	11,522,560
OGE Energy Corp.(b)	174,000	5,755,920
PG&E Corp.(b),(c)	1,060,852	42,953,898
Public Service Enterprise Group(b),(c)	1,142,800	35,929,632
RWE AG (Germany)	37,000	3,436,514
Sempra Energy(b)	463,000	23,062,030
United Utilities Group PLC (United Kingdom)	649,593	4,740,183
Wisconsin Energy Corp.(b),(c)	436,931	19,736,173
		200,348,043
WATER UTILITIES 0.9%
American Water Works Co.(b)	279,000	5,563,260
Cia de Saneamento de Minas Gerais (ADR) (Brazil)	41,716	714,183
		6,277,443
TOTAL UTILITIES		695,179,303
TOTAL COMMON STOCK (Identified cost—$733,842,684)		829,421,557

	Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE 19.3%
BANK 0.4%
Bank of America Corp., 8.625%, Series MER(b)	110,000	$2,603,700

BANK—FOREIGN 2.5%
Barclays Bank PLC, 8.125%(b)	249,800	6,095,120
Deutsche Bank Contingent Capital Trust II, 6.55%(b)	82,488	1,710,801
Deutsche Bank Contingent Capital Trust III, 7.60%(b)	182,500	4,248,600
Santander Finance Preferred, 10.50%, Series 10	57,600	1,559,808
Santander Finance Preferred, 4.00%, Series 6 (FRN)	200,000	3,292,000
		16,906,329
ELECTRIC—INTEGRATED 1.8%
Dominion Resources, 8.375%, Series A(b)	361,400	9,692,748
Entergy Texas, 7.875%, due 6/1/39(b)	91,000	2,457,000
		12,149,748
FINANCE 0.8%
INVESTMENT BANKER/BROKER—FOREIGN 0.2%
Credit Suisse Guernsey, 7.90%(b)	70,000	1,753,500

MORTGAGE LOAN/BROKER 0.6%
Countrywide Capital IV, 6.75%, due 4/1/33	195,000	3,933,150
TOTAL FINANCE		5,686,650

INSURANCE 2.4%
MULTI-LINE—FOREIGN 1.1%
Allianz SE, 8.375%(b)	145,325	3,481,987
ING Groep N.V., 7.375%(b)	215,000	3,569,000
		7,050,987
PROPERTY CASUALTY—FOREIGN 0.2%
Arch Capital Group Ltd., 8.00%	64,000	1,568,000

REINSURANCE—FOREIGN 1.1%
Aspen Insurance Holdings Ltd., 7.401%, Series A	100,000	2,030,000
Axis Capital Holdings Ltd., 7.25%, Series A	97,785	2,316,527

	Number of Shares	Value
Axis Capital Holdings Ltd., 7.50%, Series B ($100 par value)	40,000	$2,863,752
		7,210,279
TOTAL INSURANCE		15,829,266

INTEGRATED TELECOMMUNICATIONS SERVICES 0.8%
Telephone & Data Systems, 7.60%, due 12/1/41, Series A(b)	143,850	3,308,550
United States Cellular Corp., 7.50%, due 6/15/34(b)	91,177	2,157,248
		5,465,798
MEDIA—DIVERSIFIED SERVICES 1.2%
Comcast Corp., 7.00%, due 9/15/55, Series B(b)	325,856	8,139,883

REAL ESTATE 7.7%
DIVERSIFIED 0.1%
Lexington Corporate Properties Trust, 8.05%, Series B(b)	29,617	536,660

HEALTH CARE 2.0%
Health Care REIT, 7.625%, Series F(b)	200,000	4,738,000
LTC Properties, 8.00%, Series F(b)	391,657	9,164,774
		13,902,774
OFFICE 2.4%
Alexandria Real Estate Equities, 8.375%, Series C(b)	290,000	7,023,800
SL Green Realty Corp., 7.625%, Series C(b)	202,168	4,482,064
SL Green Realty Corp., 7.875%, Series D(b)	197,333	4,489,326
		15,995,190
OFFICE/INDUSTRIAL 0.8%
PS Business Parks, 7.95%, Series K(b)	230,000	5,559,100

RESIDENTIAL- APARTMENT 0.6%
Apartment Investment & Management Co., 8.00%, Series V(b)	87,000	1,842,660
Apartment Investment & Management Co., 7.875%, Series Y(b)	93,000	1,953,000
		3,795,660
SELF STORAGE 0.4%
Public Storage, 6.45%, Series X(b)	135,000	2,884,950

	Number of Shares	Value
SHOPPING CENTER 1.4%
COMMUNITY CENTER 1.0%
Developers Diversified Realty Corp., 7.50%, Series I(b)	287,884	$5,066,758
Kimco Realty Corp., 7.75%, Series G(b)	80,000	1,948,000
		7,014,758
REGIONAL MALL 0.4%
CBL & Associates Properties, 7.75%, Series C(b)	121,931	2,377,655
TOTAL SHOPPING CENTER		9,392,413
TOTAL REAL ESTATE		52,066,747

UTILITIES 1.7%
ELECTRIC UTILITIES 0.8%
FPL Group, 8.375%, ($50 par value)(b)	100,000	5,112,500

MULTI UTILITIES 0.9%
PPL Electric Utilities Corp., 6.25%(b)	100,000	2,350,000
Xcel Energy, 7.60%(b)	146,945	3,817,631
		6,167,631
TOTAL UTILITIES		11,280,131
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$138,370,669)		130,128,252

PREFERRED SECURITIES—CAPITAL SECURITIES 17.4%
BANK 3.9%
Bank of America Corp., 8.125%, due 12/29/49	4,000,000	3,561,160
Citigroup Capital XXI, 8.30%, due 12/21/57	4,000,000	3,595,000
CoBank ACB, 11.00%, Series C, 144A(f)	80,000	3,685,000
JPMorgan Chase, 7.90%, due 4/29/49(b)	4,500,000	4,333,936
PNC Preferred Funding Trust I, 8.70%, due 12/31/49, 144A(b),(f)	7,300,000	6,904,289
Wells Fargo & Co, 7.98%, due 2/28/49(b)	4,750,000	4,346,250
		26,425,635
BANK—FOREIGN 1.3%
Barclays Bank PLC, 7.434%, due 9/29/49, 144A(b),(f)	2,000,000	1,780,000
Barclays Bank PLC, 6.278%, due 12/31/49	3,460,000	2,612,300
BBVA International Preferred SA, 5.919%, due 12/18/49(b)	2,000,000	1,502,116

	Number of Shares	Value
Groupe BPCE SA, 12.50%, due 06/29/49, 144A(f)	1,139,000	$1,287,070
HSBC Capital Funding LP, 10.176%, due 12/29/49, 144A(b),(f)	1,250,000	1,440,625
		8,622,111
ELECTRIC 2.4%
MULTI UTILITIES 2.0%
Dominion Resources, 7.50%, due 6/30/66, Series A(b)	6,000,000	5,497,026
Dominion Resources Capital Trust I, 7.83%, due 12/1/27(b)	4,500,000	4,374,756
PPL Capital Funding, 6.70%, due 3/30/67, Series A(b)	4,000,000	3,344,664
		13,216,446
UTILITIES 0.4%
DPL Capital Trust II, 8.125%, due 9/1/31(b)	3,000,000	2,941,671
TOTAL ELECTRIC		16,158,117

FINANCE 1.8%
CREDIT CARD 0.8%
American Express Co., 6.80%, due 09/01/66	3,500,000	3,027,500
Capital One Capital III, 7.686%, due 8/15/36(b)	2,500,000	2,150,000
		5,177,500
DIVERSIFIED FINANCIAL SERVICES 1.0%
ZFS Finance USA Trust I, 6.15%, due 12/15/65, 144A(b),(f)	4,500,000	4,095,000
ZFS Finance USA Trust II, 6.45%, due 12/15/65, 144A(b),(f)	3,315,000	3,016,650
		7,111,650
TOTAL FINANCE		12,289,150

FOOD 1.2%
Dairy Farmers of America, 7.875%, 144A(b),(f),(g)	52,500	3,801,331
HJ Heinz Finance Co, 8.00%, due 7/15/13, 144A(b),(f)	40	4,121,250
		7,922,581
GAS UTILITIES 0.9%
Southern Union Co., 7.20%, due 11/1/66	8,100,000	6,419,250

INSURANCE 4.3%
MULTI-LINE 1.3%
Metlife Capital Trust IV, 7.875%, due 12/15/67, 144A(b),(f)	1,500,000	1,432,500

	Number of Shares	Value
MetLife Capital Trust X, 9.25%, due 4/8/38, 144A(b),(f)	3,400,000	$3,545,105
Old Mutual Capital Funding, 8.00%, due 5/29/49, (Eurobond)	4,500,000	3,690,000
		8,667,605
PROPERTY CASUALTY 3.0%
ACE Capital Trust II, 9.70%, due 4/1/30(b)	4,470,000	4,460,434
Catlin Insurance Co., 7.249%, due 12/1/49, 144A(b),(f)	7,000,000	4,725,000
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(b),(f)	5,000,000	3,875,000
Liberty Mutual Group, 10.75%, due 6/15/58, 144A(b),(f)	4,000,000	3,860,000
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(b),(f)	4,000,000	3,080,312
		20,000,746
TOTAL INSURANCE		28,668,351

OIL—EXPLORATION AND PRODUCTION 0.3%
Pemex Project Funding Master Trust, 7.75%, due 9/28/49	2,000,000	1,959,500

PIPELINES 1.4%
Enbridge Energy Partners LP, 8.05%, due 10/1/37(b)	4,000,000	3,565,016
Enterprise Products Operating LP, 8.375%, due 8/1/66(b)	6,180,000	5,785,586
		9,350,602
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$119,769,838)		117,815,297

	Principal Amount
CORPORATE BONDS 4.5%
ELECTRIC—INTEGRATED 0.8%
CMS Energy Corp., 5.50%, due 6/15/2029(b)	$3,000,000	3,446,250
WPS Resources Corp., 6.11%, due 12/1/66(b)	2,780,000	2,115,655
		5,561,905

	Principal Amount	Value
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.3%
NRG Energy, 8.50%, due 6/15/19(b)	$2,000,000	$2,012,500

INTEGRATED TELECOMMUNICATIONS SERVICES 2.2%
Citizens Communications Co., 9.00%, due 8/15/31(b)	7,550,000	7,436,750
Citizens Communications Co., 7.125%, due 3/15/19(b)	3,000,000	2,842,500
Embarq Corp., 7.995%, due 6/1/36(b)	4,000,000	4,191,052
		14,470,302
MEDIA 1.2%
Cablevision System Corp., 8.625, due 09/15/17	3,000,000	3,112,500
Rogers Cable, 8.75%, due 5/1/32(b)	4,000,000	5,263,420
		8,375,920
TOTAL CORPORATE BONDS (Identified cost—$28,725,092)		30,420,627

		Number of Shares
SHORT-TERM INVESTMENTS 0.8%
MONEY MARKET FUNDS
Federated U.S. Treasury Cash Reserves Fund, 0.001%(h)		5,404,371	5,404,371
Fidelity Institutional Money Market Treasury Only Fund, 0.08%(h)		61,355	61,355
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$5,465,726)			5,465,726

TOTAL INVESTMENTS (Identified cost—$1,026,174,009)	164.9%		1,113,251,459

WRITTEN CALL OPTIONS	0.0%		(190,425)

		Value
LIABILITIES IN EXCESS OF OTHER ASSETS	(64.9)%	$(438,146,500)

NET ASSETS (Equivalent to $15.58 per share based on 43,320,750 shares of common stock outstanding)	100.0%	$674,914,534

Number of Contracts
WRITTEN CALL OPTION
Utilities Custom Basket, Strike Price 101, 10/15/09 (Premiums Received—$412,500)	375,000	$(190,425)

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
FRN	Floating Rate Note
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)     Non-income producing security.

(b)    A portion or all of the security is pledged in connection with the revolving credit agreement: $575,964,793 has been pledged as collateral.

(c)     Re-hypothecated in connection with the Fund’s outstanding revolving credit agreement. Aggregate holdings equal 44.4% of net assets of the Fund.

(d)    A portion of the security is segregated as collateral for interest rate swap transactions: $13,859,000 has been segregated as collateral.

(e)     A portion of the security has been segregated for written call option contracts: $8,979,831 has been segregated as collateral.

(f)     Resale is restricted to qualified institutional investors. Aggregate holdings equal 7.5% of net assets of the Fund.

(g)    Illiquid security. Aggregate holdings equal 0.6% of net assets of the Fund.

(h)    Rate quoted represents the seven day yield of the fund.

Interest rate swaps outstanding at September 30, 2009 are as follows:

		Fixed	Floating Rate(a)
	Notional	Rate	(reset monthly)	Termination	Unrealized
Counterparty	Amount	Payable	Receivable	Date	Depreciation
Merrill Lynch Derivative Products AG	$35,000,000	3.510%	0.246%	December 22, 2012	(1,834,150)
Royal Bank of Canada	$35,000,000	3.525%	0.243%	October 17, 2012	(1,870,133)
Royal Bank of Canada	$72,000,000	3.615%	0.246%	March 29, 2014	(3,872,013)
UBS AG	$35,000,000	2.905%	0.246%	May 25, 2012	(1,201,853)
					$(8,778,149)

(a)   Based on LIBOR (London Interbank Offered Rate).  Represents rates in effect at September 30, 2009.

NOTES TO FINANCIAL STATEMENTS

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Over-the-counter options quotations are provided by the respective counterparty.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.  If after a close of the foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Interest rate swaps are valued utilizing quotes received from an outside pricing service.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing

NOTES TO FINANCIAL STATEMENTS (Continued)

involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

NOTES TO FINANCIAL STATEMENTS (Continued)

	Fair Value Measurements at September 30, 2009 Using
	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$829,421,557	$829,421,557	$—	$—
Preferred Securities - $25 Par Value — Reinsurance - Foreign	7,210,279	4,346,527	2,863,752	—
Preferred Securities - $25 Par Value — Electric Utilities	5,112,500	—	5,112,500	—
Preferred Securities - $25 Par Value — Other Industries	117,805,473	117,805,473	—	—
Preferred Securities - Capital Securities — Bank — Foreign	8,622,111	—	4,722,741	3,899,370
Preferred Securities - Capital Securities — Food	7,922,581	—	4,121,250	3,801,331
Preferred Securities - Capital Securities - Other Industries	101,270,605	—	101,270,605	—
Corporate Bonds	30,420,627	—	30,420,627	—
Money Market Funds	5,465,726	—	5,465,726	—
Total Investments	$1,113,251,459	$951,573,557	$153,977,201	$7,700,701
Other Financial Instruments*	$(8,968,574)	$—	$(8,968,574)	$—

* Other financial instruments are interest rate swap contracts and written call options.

NOTES TO FINANCIAL STATEMENTS (Continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2008	$3,063,050
Accrued discounts	1,716
Realized gain	132,591
Change in unrealized appreciation	1,213,335
Net purchases	3,290,009
Balance as of September 30, 2009	$7,700,701

Note 2. Derivative Instruments

The following is a summary of the market valuations of the Fund’s derivative instruments as of September 30, 2009:

Interest Rate Swaps	$(8,778,149)
Written Call Options	(190,425)
Total	$(8,968,574)

Interest Rate Swaps: The Fund uses interest rate swaps in connection with the sale of preferred shares and borrowing under its credit agreement. The interest rate swaps are intended to reduce the risk that an increase in short-term interest rates could have on the performance of the Fund’s common shares as a result of the floating rate structure of the preferred shares and the credit agreement. In these interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty agreeing to pay the Fund a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on the preferred shares and the credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the common shares. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Swap agreements involve, to

NOTES TO FINANCIAL STATEMENTS (Continued)

varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected in the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that such amount is positive.

Options:  The Fund may write covered call options on an index or a security with the intention of earning option premiums. Option premiums generate current income and may help increase distributable income. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain or loss on the option to the extent of the premiums received. Premiums received from writing options which are exercised or are closed, are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contract.

Note 3. Income Tax Information

As of September 30, 2009, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$131,031,814
Gross unrealized depreciation	(43,954,364)
Net unrealized appreciation	$87,077,450
Cost for federal income tax purposes	$1,026,174,009

Note 4. Merger

On June 10, 2009, the Board of Directors of the Fund and Cohen & Steers REIT and Utility Income Fund, Inc. (“RTU”) approved a merger, subject to approval by the Fund’s shareholders, in which RTU would merge with and into the Fund in accordance with Maryland General Corporation Law. If each fund’s shareholders approve the merger, shareholders of RTU would become shareholders of the Fund. In connection with the merger, all of RTU’s assets and liabilities will be combined with the Fund, and each shareholder of RTU will receive a number of shares of the Fund in exchange for their shares of RTU having an aggregate net asset value equal to the aggregate net asset value of the RTU’s shares held as of the close of business of the New York Stock Exchange on the closing date of the merger. The merger is subject to approval of the shareholders of each of RTU and the Fund and shareholders will vote separately on the merger. Shareholders of the Fund only must also approve an amendment to the Fund’s charter to increase the number of authorized

NOTES TO FINANCIAL STATEMENTS (Continued)

common shares. If shareholders approve the merger, the closing date of the merger is expected to be on or about December 18, 2009.

In addition, on June 10, 2009, the Board of Directors of the Fund approved, subject to shareholder approval, changing the Fund’s investment objective to facilitate a broader focus on infrastructure securities. Shareholder approval of the change to the investment objective is required because the investment objective is a fundamental policy of the Fund which can only be changed with shareholder approval. If approved by shareholders the Fund will change its investment objective to total return with an emphasis on income.

The Investment Manager may elect to consummate the merger at or prior to the closing date and will promptly notify Fund shareholders of any such change.

Merger related expenses, which will be borne by the Fund, are estimated to be approximately $427,000.

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS SELECT UTILITY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal executive officer		Title: Treasurer and principal financial officer

Date: November 23, 2009